Customer Deposits	12 Months Ended
Dec. 31, 2019
Deposits from customers [abstract]
Customer Deposits
CUSTOMER DEPOSITS

The Corporation holds customer deposits, along with winnings and any bonuses, in trust accounts from which money may not be removed if it would result in a shortfall of such deposits. These deposits are included in current assets in the consolidated statements of financial position under Cash and cash equivalents - customer deposits and Current investments - customer deposits and includes cash and short term, highly liquid investments. Customer deposits are segregated as follows:

	As at December 31,
In thousands of U.S. Dollars	2019	2018
Cash and cash equivalents - customer deposits	300,916	328,223
Current investments - customer deposits (note 13)	109,017	103,153
Total	409,933	431,376
Customer deposits liability	409,390	423,739

Customer deposit liabilities relate to customer deposits that are held in multiple bank and investment accounts that are segregated from those holding operational funds.